LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Schedule of liabilities for assets acquisitions

	December 31,	December 31,
	2021	2020
Lands and forests acquisition
Real estate receivables certificates (1)		37,104
		37,104
Business combination
Facepa (2)	40,863	41,721
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (3)	365,089	423,403
	405,952	465,124
	405,952	502,228

Current	99,040	101,515
Non-current	306,912	400,713

1)	Refers to obligations related to houses built in Imperatriz (Maranhão), updated by IPCA, whose early settlement was carried out in the year ended December 31, 2021.
2)	Acquired in March 2018, for the amount of R$307,876, upon payment of R$267,876 and the remaining updated at IPCA, adjusted by possible losses incurred up to the payment date, with maturities in March 2023 and March 2028.
3)	On August 2014, the Company acquired the Vale Florestar S.A. through VFFIP, for the total amount of R$528,941 with a upon payment of R$44,998 and remaining with maturity to August 2029. The annual settlements, carried out in the month of August, are subject to interest and updated by the variation of the U.S. Dollar exchange rate and partially updated by the IPCA.